SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
NOTE 11 – SEGMENT AND GEOGRAPHIC INFORMATION
Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. The Company's CODM is the CEO Office - comprising the Chairman and Chief Executive Officer, Mr. Lakshmi N. Mittal and the President and Chief Financial Officer of ArcelorMittal, Mr. Aditya Mittal.
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:

•
NAFTA represents the flat, long and tubular facilities of the Company located in North America (Canada, United States and Mexico). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products;

•
Brazil includes the flat operations of Brazil and the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing;

•
Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements;

•	ACIS produces a combination of flat, long and tubular products. Its facilities are located in Africa, Ukraine and the Commonwealth of Independent States; and

•
Mining comprises all mines owned by ArcelorMittal in the Americas (Canada, United States, Mexico and Brazil), Asia (Kazakhstan), Europe (Ukraine and Bosnia & Herzegovina) and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore and coal reserves and also sells limited amounts of mineral products to third parties.

The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2019
Sales to external customers	10,116	3,516	20,798	3,343	662	32	—	38,467
Intersegment sales**	24	766	92	208	1,888	178	(3,156)	—
Operating income (loss)	(323)	473	(290)	178	770	(112)	(85)	611
Depreciation and amortization	271	149	622	166	220	71	—	1,499
Impairment	600	—	497	—	—	—	—	1,097
Capital expenditures	326	164	690	252	240	144	—	1,816
Six months ended June 30, 2018
Sales to external customers	10,057	3,553	21,056	3,944	525	49	—	39,184
Intersegment sales**	51	626	112	265	1,564	132	(2,750)	—
Operating income (loss)	968	584	1,433	602	440	(120)	23	3,930
Depreciation and amortization	263	143	610	158	214	35	—	1,423
Impairment	—	86	—	—	—	—	—	86
Capital expenditures	270	83	539	234	226	16	—	1,368

*    Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**    Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2019	2018
Operating income	611	3,930
Income from investments in associates, joint ventures and other investments	302	242
Financing costs - net	(719)	(887)
Income before taxes	194	3,285
Income tax expense	(149)	(184)
Net income (including non-controlling interests)	45	3,101

Geographical segmentation
Sales (by destination)

	Six months ended June 30,
	2019	2018
Americas
United States	8,472	8,052
Brazil	2,580	2,388
Canada	1,595	1,707
Mexico	1,056	1,059
Argentina	465	580
Others Americas	601	648
Total Americas	14,769	14,434

Europe
Germany	3,254	3,527
France	2,321	2,399
Poland	2,108	2,387
Spain	2,139	2,343
Italy	2,368	1,675
Turkey	770	941
Czech Republic	755	935
United Kingdom	784	756
Belgium	722	673
Russia	487	656
Netherlands	591	614
Romania	408	354
Others Europe	2,785	2,954
Total Europe	19,492	20,214

Asia & Africa
South Africa	1,224	1,555
Morocco	296	334
Egypt	184	104
Rest of Africa	694	549
China	368	311
Kazakhstan	226	275
South Korea	195	173
India	54	54
Rest of Asia	965	1,181
Total Asia & Africa	4,206	4,536

Total	38,467	39,184

Product segmentation
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2019	2018
Flat products	24,062	24,136
Long products	7,384	8,160
Tubular products	1,189	1,104
Mining products	662	525
Others	5,170	5,259
Total	38,467	39,184

Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2019 and 2018, respectively:

Six months ended June 30, 2019	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	9,712	3,283	18,917	3,008	—	—	34,920
Non-steel sales [1]	63	24	427	101	645	—	1,260
By-product sales [2]	59	42	454	68	—	—	623
Other sales [3]	282	167	1,000	166	17	32	1,664
Total	10,116	3,516	20,798	3,343	662	32	38,467

Six months ended June 30, 2018	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	9,684	3,336	19,204	3,561	—	—	35,785
Non-steel sales [1]	70	23	412	104	508	—	1,117
By-product sales [2]	61	50	485	99	—	—	695
Other sales [3]	242	144	955	180	17	49	1,587
Total	10,057	3,553	21,056	3,944	525	49	39,184

1.    Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.    By-products sales mainly relate to slag, waste and coke by-products;
3. Other sales are mainly comprised of shipping and other services.